Financial instruments and risk management - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 33,872,517	R$ 33,652,893
Financial liabilities	106,715,757	93,045,196
Financial Liabilities, Net of Financial Assets	72,843,240	59,392,303
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100,983,428	90,609,124
Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,058,959	5,572,219
Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	88,624,374	77,172,692
Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,604,352	6,243,782
Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	211,226	187,187
Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,010	1,316,528
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	481,507	116,716
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,141,519	15,931,547
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,246,498	8,345,871
Financial assets at amortised cost, category [member] | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,224,926	6,848,454
Financial assets at amortised cost, category [member] | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	670,095	737,222
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
At fair value through other comprehensive income | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,364	23,606
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,699,634	17,697,740
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,884,621	4,430,454
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 14,815,013	R$ 13,267,286